Issuance of common units and Series A Preferred Units (Tables)	12 Months Ended
Dec. 31, 2018
Stockholders' Equity Note [Abstract]
Schedule Of Proceeds Received After Issuance Of Common Units And Preferred Units [Table Text Block]
	Year ended December 31, 2018
(in thousands of U.S. dollars)	Common units	Series A Preferred Units	Total
Gross proceeds for units issued	$4,623	39,360	$43,983
Less: Commissions	(60)	(701)	(761)
Net proceeds for units issued	$4,563	38,659	$43,222

(in thousands of U.S. dollars)	Year ended December 31, 2017
Gross proceeds received	$115,000
Less: Underwriters' discount	(3,623)
Less: Offering expenses	(453)
Net proceeds received	$110,924

(in thousands of U.S. dollars)	Year ended December 31, 2016
Gross proceeds received	$115,956
Less: Underwriters' discount	(3,943)
Less: Offering expenses	(484)
Net proceeds received	$111,529